QUARTERLY FINANCIAL INFORMATION (Unaudited) - Other Expense, Net by Type (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 28, 2019	Sep. 28, 2019	Jun. 29, 2019	Mar. 30, 2019	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Restructuring charges:
Restructuring charges									$ 51.1	$ 59.4
Other items:
Legal settlement		$ 3.4							3.4
Transaction costs	$ 2.6								2.6		$ 5.2
Other restructuring-related charge								$ 0.5		0.5
Reversal of acquisition-related contingent consideration					$ (5.0)					(5.0)
Net gain on sales of assets				$ (3.2)			$ (2.3)	(0.4)	(3.2)	(2.7)	(2.1)
Other expense (income), net	31.5	6.7	$ 7.5	7.5	3.0	$ (3.0)	57.1	12.8	53.2	69.9	36.5
Argentina
Other items:
Argentine peso remeasurement transition loss						3.4				3.4
Severance and related costs
Restructuring charges:
Restructuring charges	25.5	$ 3.3	6.1	10.4	7.0	(7.1)	58.8	4.3	45.3	63.0	31.2
Asset impairment charges and lease cancellation costs
Restructuring charges:
Restructuring charges	$ 3.4		$ 1.4	$ 0.3	$ 1.0	$ 0.7	$ 0.6	$ 8.4	$ 5.1	$ 10.7	$ 2.2